RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Due to Related Parties	$ 2,301	$ 1,645
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	1,117	1,170
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due to Related Parties	353	358
Electric Motor [Member]
Related Party Transaction [Line Items]
Due to Related Parties	11	5
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due to Related Parties	817	112
Beijing IPE [Member]
Related Party Transaction [Line Items]
Due to Related Parties	2	0
Hollycon [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 1	$ 0